Financial assets at FVTPL (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Summary of financial assets at fair value through profit or loss

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000

Non-current
–Investment in a listed company (Note(i))	56,919	40,871
–Investment in a private investment fund	—	17,280
	56,919	58,151
Current
–Non-equity investments	1,685,146	1,735,333
	1,742,065	1,793,484

Note:

(i)	In June 2024, the Company committed to subscribe 4,416,000 ordinary shares of a listed company with a total consideration of USD20.0 million, or USD4.53 per share. The Group paid the subscription consideration and received the shares in July 2024. The investment was initially recorded at USD20.0 million (equivalent to RMB138.7 million) and subsequently measured at fair value. The Company recognized a loss of USD 11.9 million and USD2.2 million (equivalent to RMB15.9 million) in fair value change for the year ended December 31, 2024 and for the six months ended June 30, 2025, respectively.

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Non-current
–Investment in a listed company	—	56,919
Current
–Non-equity investments	317,042	1,685,146
	317,042	1,742,065